8. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Stock option transactions and the number of stock options

Stock option transactions and the number of stock options for the year ended December 31, 2025 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2024	Granted	Exercised	cancelled	2025
March 14, 2027	$0.08	1,575,000	-	-	-	1,575,000
Options outstanding		1,575,000	-	-	-	1,575,000
Options exercisable		1,575,000	-	-	-	1,575,000
Weighted average exercise price		$0.08	$Nil	$Nil	$Nil	$0.08

As of December 31, 2025, the weighted average contractual remaining life is 1.20 years (December 31, 2024 – 2.20 years).

Stock option transactions and the number of stock options for the year ended December 31, 2024 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2023	Granted	Exercised	cancelled	2024
January 7, 2024	$0.20	45,750	-	-	(45,750)	-
March 14, 2027	$0.08	1,575,000	-	-	-	1,575,000
Options outstanding		1,620,750	-	-	(45,750)	1,575,000
Options exercisable		1,620,750	-	-	(45,750)	1,575,000
Weighted average exercise price		$0.08	$Nil	$Nil	$0.20	$0.08

8. CAPITAL AND RESERVES (Continued)

(c)Share Purchase Option Compensation Plan: (Continued)

Stock option transactions and the number of stock options for the year ended December 31, 2023 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2022	Granted	Exercised	cancelled	2023
March 14, 2023	$0.40	450,000	-	-	(450,000)	-
March 26, 2023	$0.40	10,000	-	-	(10,000)	-
January 7, 2024	$0.20	45,750	-	-	-	45,750
March 14, 2027	$0.08	1,575,000	-	-	-	1,575,000
Options outstanding		2,080,750	-	-	(460,000)	1,620,750
Options exercisable		2,080,750	-	-	(460,000)	1,620,750
Weighted average exercise price		$0.15	$Nil	$Nil	$0.40	$0.08